Consolidated statement of comprehensive loss - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Research and development expenses	£ (23,608)	£ (22,703)	£ (34,607)
Administrative expenses	(15,909)	(11,775)	(10,697)
Operating loss	(39,517)	(34,478)	(45,304)
Net income recognized on acquisition of subsidiary	1,035
Finance income	377	307	827
Finance charge	(3,496)	(3,091)	(1,090)
Net foreign exchange (loss)/gain	483	(44)	(1,384)
Loss before tax	(41,118)	(37,306)	(46,951)
Taxation	6,274	5,277	8,152
Loss attributable to equity holders of the parent	(34,844)	(32,029)	(38,799)
Other comprehensive income – items that may be reclassified to profit or loss
Net fair value gain / (loss) on investments in debt instruments held at fair value
Exchange differences on translation of foreign operations	(499)
Other comprehensive income, net of tax	(499)
Total comprehensive loss attributable to equity holders of the parent	£ (35,343)	£ (32,029)	£ (38,799)
Basic and diluted loss per share	£ (0.39)	£ (0.45)	£ (0.56)